Offerings	Nov. 10, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.300% Senior Notes due 2031
Amount Registered | shares	450,000,000
Proposed Maximum Offering Price per Unit	0.99387
Maximum Aggregate Offering Price	$ 447,241,500.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 38,910.01
Offering Note	The maximum aggregate offering price of the offering related to the prospectus supplement dated November 9, 2026 to the prospectus dated June 2, 2025, to which this Exhibit 107 is attached, is $1,488,509,500.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.560% Senior Notes due 2033
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.99369
Maximum Aggregate Offering Price	$ 496,845,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 43,225.52
Offering Note	The maximum aggregate offering price of the offering related to the prospectus supplement dated November 9, 2026 to the prospectus dated June 2, 2025, to which this Exhibit 107 is attached, is $1,488,509,500.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.750% Senior Notes due 2036
Amount Registered | shares	550,000,000
Proposed Maximum Offering Price per Unit	0.98986
Maximum Aggregate Offering Price	$ 544,423,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 47,364.80
Offering Note	The maximum aggregate offering price of the offering related to the prospectus supplement dated November 9, 2026 to the prospectus dated June 2, 2025, to which this Exhibit 107 is attached, is $1,488,509,500.